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T. Rowe Price Growth & Income Fund, Inc.
T. ROWE PRICE Growth & Income Fund Investor Class I Class SUMMARY
Investment Objective(s)
The fund seeks long-term capital growth and current income primarily through investments in stocks.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Growth & Income Fund, Inc. - USD ($)	Investor Class		I Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Growth & Income Fund, Inc.	Investor Class	I Class
Management fees	0.54%	0.54%
Distribution and service (12b-1) fees
Other expenses	0.10%	0.02%
Total annual fund operating expenses	0.64%	0.56%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Growth & Income Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	65	205	357	798
I Class	57	179	313	701

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 61.9% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund’s primary focus is on capital appreciation. The fund uses fundamental, bottom-up research and both growth and value approaches in identifying high-quality companies we believe have good prospects for capital growth over time. Because the fund has the flexibility to look for stocks with either growth or value characteristics, stocks will be selected that we believe have the most favorable combination of company fundamentals, earnings potential, and valuation. Sector allocations are largely the result of the fund’s focus on bottom-up stock selection. The fund may purchase stocks issued by companies of any size, but typically focuses its investments on large-cap stocks.

In selecting stocks for the fund, the adviser typically seeks out companies with one or more of the following characteristics:
  experienced and capable management;
  above-average earnings growth, cash flow growth, or profit margins;
  leading or improving market position or proprietary advantages;
  attractive business niche with the potential to sustain earnings momentum even during times of slow economic growth;
  attractive valuation relative to a company’s peers or its own historical norm;
  low stock price relative to a company’s underlying asset values; and/or potential to conduct share repurchases.
Through bottom-up fundamental analysis, the fund seeks to identify the most attractively valued large U.S. companies with capital appreciation potential, by placing less emphasis on economic trends, business cycles, or the industry in which the company operates.

In pursuing its investment objective(s), the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Risks
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Investing style Because the fund may hold stocks with either growth or value characteristics, it could underperform other funds that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
GROWTH & INCOME FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/19	12.53%	Worst Quarter	9/30/11	-14.30%

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price Growth & Income Fund, Inc.	1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class	29.65%	11.14%	12.76%			Dec. 21, 1982
Investor Class | Returns after taxes on distributions	28.37%	8.16%	11.05%			Dec. 21, 1982
Investor Class | Returns after taxes on distributions and sale of fund shares	18.36%	8.16%	10.26%			Dec. 21, 1982
I Class	29.78%			14.81%		Nov. 29, 2016
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	31.49%	11.70%	13.56%	15.45%	[1]	Nov. 29, 2016
Lipper Large-Cap Core Funds Index	29.00%	10.54%	12.17%	14.16%	[1]	Nov. 29, 2016
[1]	Return since 11/29/16.

Updated performance information is available through troweprice.com.